Operating Leases, Port Facilities and Other Commitments (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2011
Operating leases
Operating Leases Future Minimum Payments Due In 2012	$ 41
Operating Leases Future Minimum Payments Due In 2013	39
Operating Leases Future Minimum Payments Due In 2014	34
Operating Leases Future Minimum Payments Due In 2015	31
Operating Leases Future Minimum Payments Due In 2016	28
Operating Leases Future Minimum Payments Due Thereafter	180
Operating Leases Future Minimum Payments Due	353
Port Facilities And Other
Port Facilities And Other Contractual Commitments Due In 2012	120
Port Facilities And Other Contractual Commitments Due In 2013	118
Port Facilities And Other Contractual Commitments Due In 2014	104
Port Facilities And Other Contractual Commitments Due In 2015	101
Port Facilities And Other Contractual Commitments Due In 2016	103
Port Facilities And Other Contractual Commitments Due In Thereafter	743
Port Facilities And Other Contractual Commitments Due	1,289
Leases And Other Future Minimum Payments
Leases And Other Future Minimum Payments Due In 2012	161
Leases And Other Future Minimum Payments Due In 2013	157
Leases And Other Future Minimum Payments Due In 2014	138
Leases And Other Future Minimum Payments Due In 2015	132
Leases And Other Future Minimum Payments Due In 2016	131
Leases And Other Future Minimum Payments Due Thereafter	923
Leases And Other Future Minimum Payments Due	$ 1,642